Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstract]
Vessel Depreciation
Vessel Depreciation: Depreciation is calculated using the straight-line method over the estimated useful life of the vessels, after deducting the estimated salvage value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap rate, which up until December 31, 2023 was estimated to be $300 per lightweight ton. Effective January 1, 2024, the Company revised its scrap rate estimate from $300 to $430 per lightweight ton, in order to align the scrap rate estimate with the current historical average scrap prices and to better reflect current market conditions. The change in this accounting estimate, which pursuant to ASC 250 “Accounting Changes and Error Corrections” was applied prospectively and did not require retrospective application. The effect of the increase in the estimated scrap rate resulted a reduction in depreciation expense for the six months ended June 30, 2024 by $492 and a corresponding increase of $0.11 in earnings per share, basic and diluted. Management estimates the useful life of the Company’s vessels to be 25 years from the date of initial delivery from the shipyard. Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is adjusted at the date such regulations are adopted.

Recent Accounting Pronouncements Not Yet Adopted
Recent Accounting Pronouncements Not Yet Adopted:

In November 2023, the FASB issued ASU 2023-07, which requires the disclosure of significant segment expenses that are part of an entity’s segment measure of profit or loss and regularly provided to the chief operating decision maker. In addition, it adds or makes clarifications to other segment-related disclosures, such as clarifying that the disclosure requirements in ASC 280 are required for entities with a single reportable segment and that an entity may disclose multiple measures of segment profit and loss. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods beginning after December 15, 2024. Early adoption is permitted. The amendments should be adopted retrospectively. The Company is still evaluating the effect that the adoption of this accounting standard would have on these unaudited interim condensed consolidated financial statements and related disclosures. There are no other recent accounting pronouncements the adoption of which is expected to have a material effect on the Company’s unaudited interim condensed consolidated financial statements in the current or any future periods.

In March 2024, the Securities and Exchange Commission (“SEC”) adopted climate-related reporting rules, The Enhancement and Standardization of Climate-Related Disclosures for Investors (the “SEC Climate Reporting Rules”). The SEC Climate Reporting Rules require for Non-Accelerated filers the following financial statement disclosures:

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Expenditures and capitalized costs, excluding recoveries, incurred related to severe weather events and natural events are required, if such expenditures exceed defined disclosure thresholds. In addition, a description of material estimates and assumptions used to produce the financial statement disclosures are required.

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If the use of carbon offsets or renewable energy credits (RECs) are a material component of the registrant’s plans to achieve climate-related targets or goals, disclosure of carbon offsets and RECs beginning and ending balances, amounts expensed, capitalized costs and losses are presented in the financial statements.

The disclosures will be phased in, with the financial statement disclosures required for annual periods beginning in 2027. The Company continues to evaluate the additional disclosures required.